SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY	12 Months Ended
Dec. 31, 2020
SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY
SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY

NOTE 10 – SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY

Payoneer Research and Development Ltd. (“The Israeli Subsidiary”):

1)

Labor laws in Israel and employment agreements require paying severance pay to employees that are dismissed or retire from their employment in certain circumstances, according to a defined benefit plan. The Israeli Subsidiary’s severance pay liability for the Israeli employees is covered mainly by the purchase of insurance policies. The value of these polices is recorded as an asset in the consolidated balance sheets. Under labor agreements these insurance policies are, subject to specified limitation, the property of the employees. The balance of the severance pay fund was $1,624 and $2,002 as of December 31, 2020 and 2019, respectively.

2)

Employees (for whom the Company makes regular deposits in pension and severance pay funds according to a defined benefit plan) dismissed before attaining retirement age are entitled to severance pay computed on the basis of their latest pay rate. In respect of these employees, the Company is committed to supplement the difference between severance pay computed as above and the amounts accumulated in the abovementioned funds. Accrued severance pay liability was $2,775 and $3,597 as of December 31, 2020 and 2019, respectively. Commencing 2011, the Israeli Subsidiary added Section 14 of the Severance Pay Law – 1963 to new employees’ agreements that eliminates the need to accrue provisions for retirement expenses for these employees, other than periodic payments made on behalf of the employees that are expensed periodically.